Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material non-public information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted such awards on a predetermined annual schedule. We currently do not grant any stock options to our employees, including our NEOs.

Award Timing Method	we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false